Condensed Consolidated Statements of Cash Flows - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of cash flows [abstract]
CASH FLOWS FROM OPERATING ACTIVITIES	€ 45,068	€ (1,700)
NET INCOME	(10,338)	4,082
Adjustments made to obtain the cash flows from operating activities	24,498	12,166
Depreciation and amortization	1,419	1,477
Other adjustments	23,079	10,689
Net increase/(decrease) in operating assets	116,992	51,210
Financial assets held-for-trading	23,047	9,023
Non-trading financial assets mandatorily at fair value through profit or loss	1,093	(5,551)
Financial assets at fair value through profit or loss	31,872	15,595
Financial assets at fair value through other comprehensive income	6,719	(6,895)
Financial assets at amortised cost	49,175	36,158
Other operating assets	5,086	2,880
Net increase/(decrease) in operating liabilities	148,123	34,238
Financial liabilities held-for-trading	25,175	3,370
Financial liabilities designated at fair value through profit or loss	1,171	(9,604)
Financial liabilities at amortised cost	124,835	44,787
Other operating liabilities	(3,058)	(4,315)
Income tax recovered/(paid)	(223)	(976)
CASH FLOWS FROM INVESTING ACTIVITIES	(2,845)	(1,647)
Payments	4,664	4,617
Payments for tangible assets	2,538	4,053
Payments for intangible assets	609	499
Payments for investments	466	7
Payments for subsidiaries and other business units	1,051	58
Payments for non-current assets held for sale and associated liabilities	0	0
Other payments related to investing activities	0	0
Proceeds from investing	1,819	2,970
Proceeds from tangible assets	875	929
Proceeds from intangible assets	0	0
Proceeds from investments	29	363
Proceeds from subsidiaries and other business units	526	85
Proceeds from non-current assets held for sale and associated liabilities	389	1,593
Other proceeds related to investment activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES	(1,858)	(6,299)
Payments for financing	4,210	7,915
Payments for dividends	0	2,110
Payments of subordinated liabilities	2,089	4,137
Redemption of own equity instruments	0	0
Payments for acquisition of own equity instruments	454	522
Other payments related to financing activities	1,667	1,146
Proceeds from financing	2,352	1,616
Proceeds from subordinated liabilities	1,853	1,056
Issuance of own equity instruments	0	0
Proceeds from disposal of own equity instruments	421	560
Other proceeds related to financing activities	78	0
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	(3,166)	87
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	37,199	(9,559)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	101,067	113,663
CASH AND CASH EQUIVALENTS AT END OF PERIOD	138,266	104,104
COMPONENTS OF CASH AND CASH EQUIVALENTS AT END OF PERIOD
Total cash and cash equivalents	€ 138,266	€ 104,104